Income tax benefit (expense)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income tax benefit (expense)	Income tax benefit (expense)

(in thousands of USD)	2022	2021	2020
Current tax
Current period	(1,736)	(206)	(575)
Changes related to prior years	57	436	—
Total current tax	(1,680)	230	(575)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	(137)	201	(1,369)
Other	(987)	(4)	—
Total deferred tax	(1,124)	197	(1,369)

Total tax benefit/(expense)	(2,804)	427	(1,944)

Reconciliation of effective tax	2022		2021		2020
Profit (loss) before tax		206,055		(339,204)		475,182

Tax at domestic rate	(25.00)%	(51,514)	(25.00)%	84,801	(25.00)%	(118,796)
Effects on tax of :
Tax exempt profit / loss		2,642		4,541		241
Tax adjustments for previous years		57		436		—
Loss for which no DTA (*) has been recognized		4,481		27		(61)
Non-deductible expenses		(315)		(188)		(482)
Use of previously unrecognized tax losses and tax credits		4,431		4,101		267
Effect of Tonnage Tax regime		40,670		(84,881)		115,174
Effect of share of profit of equity-accounted investees		4,389		5,649		2,613
Effects of tax regimes in foreign jurisdictions		(7,645)		(14,059)		(900)
Total taxes	(1.36)%	(2,804)	(0.13)%	427	(0.41)%	(1,944)

* Deferred Tax Asset
In application of an IFRIC agenda decision on ‘IAS 12 Income taxes’, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2022 was $4.3 million (2021: $3.3 million) (see Note 5).

Subject to further detailed analysis for confirmation, but the Group expects no material impact due to the OECD global minimum tax initiatives because of international shipping carve out rules & mechanism.
Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Employee benefits	23	—	23
Unused tax losses & tax credits	66,304	—	66,304
Unremitted earnings	—	(64,781)	(64,781)
	66,327	(64,781)	1,546
Offset	(64,781)	64,781
Balance at December 31, 2021	1,546	—

Employee benefits	25	—	25
Unused tax losses & tax credits	60,308	—	60,308
Unremitted earnings	—	(58,930)	(58,930)
	60,333	(58,930)	1,403
Offset	(58,930)	58,930
Balance at December 31, 2022	1,403	—

Unrecognized deferred tax assets and liabilities
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2022		December 31, 2021
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	261	—	291	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	29,776	—	29,753	—
	30,037	(12,162)	30,044	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	17,875	—	17,882	—

The unrecognized deferred tax assets in respect of tax losses and tax credits relates to tax losses carried forward, investment deduction allowances and excess dividend received deduction. Tax losses and tax credits have no expiration date.

A deferred tax asset (DTA) is recognized for unused tax losses and tax credits carried forward, to the extent that it is probable that future taxable profits will be available. The Group considers future taxable profits as probable when it is more likely than not that taxable profits will be generated in the foreseeable future. When determining whether probable future taxable profits are available the probability threshold is applied to portions of the total amount of unused tax losses or tax credits, rather than the entire amount.

Given the nature of the tonnage tax regime, the Group has a substantial amount of unused tax losses and tax credits for which no future taxable profits are probable and therefore no DTA has been recognized.

No deferred tax liabilities have been recognized for temporary differences related to vessels for which the Group expects that the reversal of these differences will not have a tax effect.

In December 2017, changes to the Belgian corporate income tax rate were enacted, lowering the rate to 29.58% as from 2018 and to 25% from 2020. These changes have been reflected in the calculation of the amounts of deferred tax assets and liabilities in respect of Belgian Group entities as at December 31, 2022 and December 31, 2021.
Movement in deferred tax balances during the year

(in thousands of USD)	Balance at Jan 1, 2020	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2020
Employee benefits	26	—	—	—	3	29
Unused tax losses & tax credits	2,689	(1,369)	—	—	8	1,328
Total	2,715	(1,369)	—	—	11	1,357

	Balance at Jan 1, 2021	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2021
Employee benefits	29	(4)	—	—	(2)	23
Unused tax losses & tax credits	1,328	201	—	—	(6)	1,523
Total	1,357	197	—	—	(8)	1,546

	Balance at Jan 1, 2022	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2022
Employee benefits	23	4	—	—	(2)	25
Unused tax losses & tax credits	1,523	(137)	—	—	(8)	1,378
Reclassification	—	(991)	—	991	—	—
Total	1,546	(1,124)	—	991	(10)	1,403